Document And Entity Information	Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	FirstService Corporation
Document, Type	40-F
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2021
Entity, File Number	001-36897
Entity, Incorporation, State or Country Code	A6
Entity, Address, Address Line One	1255 Bay Street, Suite 600
Entity, Address, City or Town	Toronto
Entity, Address, State or Province	ON
Entity, Address, Postal Zip Code	M5R 2A9
Entity, Address, Country	CA
City Area Code	416
Local Phone Number	960-9566
Title of 12(b) Security	Common Shares
Trading Symbol	FSV
Security Exchange Name	NASDAQ
Entity, Common Stock Shares, Outstanding	44,013,031
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	271
Amendment Flag	false
Entity Central Index Key	0001637810
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line One	126 Prospect Street
Entity, Address, City or Town	Cambridge
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	868-5000
Contact Personnel Name	Mr. Santino Ferrante, Ferrante & Associates